NET IMPAIRMENT LOSSES ON FINANCIAL ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
NET IMPAIRMENT LOSSES ON FINANCIAL ASSETS
Impairment losses on trade and notes receivables (Note 14)		¥ 338,972	¥ 154,409	¥ 44,078
Impairment losses on other current assets (Note 15)		639,862	16,607	63,878
Total	$ 150,013	¥ 978,834	¥ 171,016	¥ 107,956